Related-Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended			12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 03, 2014	Oct. 01, 2010	Sep. 29, 2009	Dec. 31, 2006	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2010	Dec. 22, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Dividends paid in cash	$ 250,000,000		$ 650,000,000	$ 150,000,000
Related party transaction, loan balance	850,115,000		1,191,170,000
Interest earned	980,000		1,549,000	2,614,000
Rental income			1,462,000	2,943,000
Income recognized	282,058,000		261,926,000	212,458,000
Fees receivable	150,871,000		142,028,000
General and administrative expenses	676,815,000		663,319,000	645,656,000
Reinsurance recoverables & receivables	4,205,860,000		4,105,078,000
Lending capacity under the agreement, percentage			5.00%
Amounts outstanding under the line of credit agreement	0		0
Amounts borrowed under the line of credit agreement	0		0
Net realized investment gain (loss)	77,762,000		188,297,000	227,701,000
Goodwill eliminated due to sale of minority equity interest	1,496,000	[1]
Noncontrolling Interest
Related Party Transaction [Line Items]
Minority interest repurchased by FMO					500,000
Put Option | Noncontrolling Interest
Related Party Transaction [Line Items]
Net realized investment gain (loss)	(6,500,000)
Put Option | Long | Noncontrolling Interest
Related Party Transaction [Line Items]
Put option purchased					6,500,000
Related Party Transactions
Related Party Transaction [Line Items]
Income recognized	16,260,000		16,516,000	15,233,000
Fees receivable	1,281,000		2,780,000
General and administrative expenses	848,000		1,060,000	1,513,000
Payable to affiliates	69,000		69,000
Capital Contribution To Insurance Subsidiary						250,000	250,000
Additional capital contributions												288,234,000	282,000,000
Quota share reinsurance ceded, percentage											20.00%		100.00%
Allianz SE
Related Party Transaction [Line Items]
Related party transaction, loan balance	850,115,000		1,191,170,000
Related party transaction, percentage of total invested asset	0.95%		1.58%
Related party transaction, amount of loan agreement										350,000,000
Dividends paid in cash								130,000,000	90,000,000
Related party transaction, loan balance			28,725,000
Annual interest rate on loan			5.18%
Interest earned			1,029,000	2,466,000
Affiliated Companies
Related Party Transaction [Line Items]
Service fee	40,985,000		40,096,000	35,713,000
Accrued service fee	7,197,000		7,054,000
Revenue earned	4,711,000		6,325,000	5,666,000
Receivables for expenses	269,000		642,000
Other affiliated entities
Related Party Transaction [Line Items]
Reinsurance recoverables & receivables	173,000		226,000
Affiliates | Property Available for Operating Lease
Related Party Transaction [Line Items]
Rental income	0		1,462,000	1,045,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rental income	1,281,000		1,502,000	881,000
Rent expense	32,000		29,000	26,000
Receivable balance of rental income	34,000		34,000
AZOA
Related Party Transaction [Line Items]
Dividends paid in cash	$ 250,000,000		$ 650,000,000	$ 150,000,000

[1]	See further discussion regarding the sale of the minority interest in Footnote 17.